Leases	12 Months Ended
Dec. 31, 2025
Leases, 1 [Abstract]
Leases	Leases
During 2025, the changes in the Company’s right-of-use assets were as follows:

	Land and buildings		Other (1)	Total
Cost as of January 1, 2025	Ps.	95,341	2,619	97,960
Additions		14,353	980	15,333
Disposals		(3,465)	(476)	(3,941)
Remeasurements		5,100	11	5,111
Depreciation		(15,149)	(796)	(15,945)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		1,116	(91)	1,025
Right-of-use assets, net as of December 31, 2025	Ps.	97,296	2,247	99,543

(1)Other assets mainly include transportation equipment and servers.

As of December 31, 2025, the lease liabilities are integrated as follows:

	December 31, 2025
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	20,885
One to five years		76,202
Five to ten years		38,720
More than ten years		15,293
Total undiscounted lease liabilities on December 31, 2025		151,100
Lease liabilities included in the statement of financial position on December 31		109,891
Shown in the balance sheet as follows:
Current	Ps.	15,188
Non-Current		94,703
Total	Ps.	109,891
As of December 31, 2025, the weighted average incremental borrowing rate was 10.22%.
The interest expense for leases reported in the consolidated income statement for the year ended December 31, 2025 was Ps. 8,270.
The expense relating to short-term leases and leases of low-value assets for the year ended December 31, 2025 was Ps. 1,016 included in the consolidated income statement in selling expenses.
For the year ended December 31, 2025, the amounts recognized in the consolidated statement of cash flows related to leases paid, including interest paid derived from leases, are Ps. 24,061.
During 2024, the changes in the Company’s right-of-use assets was as follows:

	Land and buildings		Other (1)	Total
Cost as of January 1, 2024	Ps.	86,051	1,890	87,941
Additions		16,480	1,040	17,520
Additions from business combinations		445	5	450
Disposals		(2,912)	(365)	(3,277)
Remeasurements		4,812	711	5,523
Depreciation		(13,361)	(936)	(14,297)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		3,826	274	4,100
Right-of-use assets, net as of December 31 2024	Ps.	95,341	2,619	97,960

(1)Other assets mainly include transportation equipment and servers.

As of December 31, 2024, the lease liabilities are integrated as follows:

	December 31, 2024
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	22,011
One to five years		69,385
Five to ten years		46,089
More than ten years		20,464
Total undiscounted lease liabilities on December 31		157,949
Lease liabilities included in the statement of financial position on December 31		108,095
Current		13,796
Non-Current	Ps.	94,299

As of December 31, 2024, the weighted average incremental borrowing rate was 9.93%.
The interest expense for leases reported in the consolidated income statement for the year ended December 31, 2024 and 2023 was Ps. 7,235 and Ps. 6,841, respectively.
The expense relating to short-term leases and leases of low-value assets for the year ended December 31, 2024 and 2023 was Ps. 567 and Ps. 10, respectively.
For the year ended December 31, 2024 and 2023, the amounts recognized in the consolidated statement of cash flows related to leases paid, including interest paid derived from leases, are Ps. 19,675 and Ps. 16,171, respectively.
12.1 Land and buildings leases
The Company leases land for construction of its retail stores mainly and some buildings for its office space. The leases of retail stores typically run for an average useful life of 15 years, and leases of office space for three to five years. Some leases include an option to renew the lease for an additional period at the end of the contract term.
Some leases provide for additional rent payments that are based on changes in the National Consumer and Price Index, or sales that the Company makes at the leased store in the period.
Variable lease payments based on sales
Some leases of retail stores contain variable lease payments that are based on sales that the Company makes at the store. Variable rental payments were not material for the year ended December 31, 2025 and 2024.
The Company expects the relative proportions of fixed and variable lease payments to remain broadly consistent in future years.
Extension options
Some leases of office buildings, cellars and retail stores contain extension options exercisable by the Company up to one year before the end of the non-cancellable contract period. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by FEMSA and not by the lessor, in other words, the lessee has the unilateral right to exercise the extension option. The Company assesses at lease commencement whether it is reasonably certain to exercise the extension options. FEMSA reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. Except for some business units, FEMSA considers that the “reasonably certain” criteria are met when a new lease contract is signed by both the Company and the lessor, which usually occurs within a short period of the expiration of the current lease term. Extension options on leases do not represent a significant impact on the right-of-use assets on December 31, 2025 and 2024.
12.2 Other leases
The Company leases vehicles, servers and equipment, with lease terms from three to five years. In some cases, the Company has options to purchase the assets at the end of the contract term. At the commencement date, the Company does not expect to exercise the purchase options.
FEMSA also leases IT equipment and machinery with contract terms from one to three years. These leases are short-term and/or leases of low-value items. The Company has elected not to recognize right-of-use assets and lease liabilities for these types of leases.